Other Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2022
Other Financial Expenses, Net [Abstract]
Schedule of Other Financial Expenses, Net
	Year Ended December 31
	2022	2021
	U.S. dollars in thousands
Change in convertible loan fair value	1,648	1,342
Change in convertible note fair value	1,753	—
Change in warrants’ fair value	1,049	1,031
Exchange rates differences	(506)	278
Other	107	50
	4,051	2,701